Issued Capital (Details) - USD ($) $ / shares in Units, $ in Millions	May 28, 2024	May 22, 2024	Sep. 12, 2021	Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2021
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				552,912,823	553,548,190
Shares repurchased (in shares)		3,900,000
Repurchase price per share (in dollars per share)		$ 50.75
Value of shares repurchased		$ 200
Canellation of ordinary shares (in shares)	3,900,000
Par value per share (in dollars per share)				$ 0.02	$ 0.02
Number of shares outstanding (in shares)				552,912,823	553,548,190
Stock split (in shares)			0.5
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				553,000,000		30,300,000
Number of shares authorised (in shares)				1,300,000,000
Par value per share (in dollars per share)				$ 0.02
Number of shares outstanding (in shares)				553,000,000
Ordinary Shares In Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						1,600,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)				200,000,000
Par value per share (in dollars per share)				$ 0.02